Filed pursuant to Rule 497(e)

File Nos. 333-28339 and 811-08239

PROFUNDS

Mid-Cap ProFund

Small-Cap ProFund

UltraMid-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

(Class A Shares)

Supplement dated August 2, 2010

to the Prospectus and Statement of Additional Information dated December 1, 2009

Effective October 1, 2010, Class A Shares of the above referenced funds will no longer be available for purchase and exchange.